Note 21 - Leases - Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
2025	$ 570
2026	581
2027	97
Total lease payments	1,248
Less imputed interest	(87)
Total operating lease liabilities	$ 1,161